Property and equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Accrued expenses for property and equipment	$ 1,000,000.0	$ 0
Computer hardware | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	3 years
Computer hardware | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Assets under construction	$ 300,000
Furniture and fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Assets under construction	$ 1,100,000